RECEIVABLES - Additional Information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2021 USD ($) account contract	Sep. 30, 2020 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	187	254
Pre-modification value of retail and finance lease receivable contracts	$ 5	$ 8
Post-modification value of retail and finance lease receivable contracts	$ 5	$ 7
Number of accounts receivable undergoing bankruptcy proceedings (in contracts)	337	394
Amount of accounts receivable undergoing bankruptcy proceedings	$ 24	$ 26
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	79	96
Post-modification value of retail and finance lease receivable contracts	$ 72	$ 89